UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21466

                  HYPERION COLLATERALIZED SECURITIES FUND, INC.
               (Exact name of registrant as specified in charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                          NEW YORK, NEW YORK 10006-1404
               (Address of principal executive offices) (Zip code)

                           CLIFFORD E. LAI, PRESIDENT
                  HYPERION COLLATERALIZED SECURITIES FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                         NEW YORK, NEW YORK, 10006-1404
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1 (800) Hyperion


Date of fiscal year end: July 31



Date of reporting period:  January 31, 2004

Item 1. Reports to Shareholders.



                                 [GRAPHIC OMITTED]


                                 January 31, 2004


                                 [GRAPHIC OMITTED]

------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- ------------------- ---------- ----------- ------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments -- (Unaudited)
January 31, 2004

                                                                                                 Principal
                                                                  Interest                        Amount           Value
                                                                    Rate              Maturity    (000s)         (Note 2)
---------------------------------------------------------------- ------------------- ---------- ----------- ------------------
---------------------------------------------------------------- ------------------- ---------- ----------- ------------------

ASSET-BACKED SECURITIES -- 103.1%
  Aerco Ltd.
    Series 2A, Class A3.......................................        1.56+%          07/15/25  $   17,745  $     14,217,555
  Amortizing Residential Collateral Trust
    Series 2001-BC2, Class M3.................................         9.14+          03/25/31       3,166         3,169,514
  AQ Finance NIM Trust
    Series 2003-N3A, Class Note*..............................         9.05           03/25/33       3,219         3,230,804
    Series 2002-N4A, Class Note*..............................         10.33          09/25/32       1,577         1,584,484
                                                                                                            ----------------
                                                                                                                   4,815,288
                                                                                                            ----------------
  Argent Securities, Inc.
    Series 2003-W1, Class MV6.................................         4.85+          12/27/33       7,495         7,466,894
    Series 2003-W2, Class M6..................................         4.85+          09/25/33       4,857         4,838,786
                                                                                                            ----------------
                                                                                                                  12,305,680
                                                                                                            ----------------
  Asset Backed Funding Certificates
    Series 2004-OPT2, Class B.................................         4.60+          11/25/33       2,470         2,161,569
  Centex Home Equity
    Series 2004-A, Class M5...................................         2.85+          01/25/34       3,000         3,000,000
  Conseco Financial Securitizations Co.
    Series 2002-1, Class M1A..................................         3.17+          12/01/32      16,500        11,239,569
  Equifirst Mortgage Loan Trust
    Series 2003-2, Class M6...................................         5.35+          09/25/33       2,921         2,946,559
  Equity One ABS, Inc.
    Series 2004-1, Class B2...................................         3.35+          04/25/34       3,750         3,750,000
  Fieldstone Mortgage Investment Corp.
    Series 2004-1, Class M4...................................         2.75+          01/25/35       2,615         2,615,000
  First Franklin Mortgage Loan Trust
    Series 2003-FFH2, Class M4................................         3.10+          02/25/34       2,000         2,000,000
    Series 2003-FFH1, Class M3................................         3.25+          09/25/33       4,840         4,979,247
    Series 2003-FFH2, Class M6................................         4.60+          02/25/34       3,000         2,741,718
    Series 2003-FFH1, Class M6................................         5.10+          09/25/33       3,283         3,193,834
                                                                                                            ----------------
                                                                                                                  12,914,799
                                                                                                            ----------------
  Green Tree Financial Corp.
    Series 1997-5, Class A5...................................         6.62           05/15/29       2,274         2,398,589
    Series 1998-8, Class M2...................................         7.08           09/01/30       9,000         2,355,469
    Series 1997-2, Class A7...................................         7.62           06/15/28       1,524         1,658,457
                                                                                                            ----------------
                                                                                                                   6,412,515
                                                                                                            ----------------
  GSAMP Trust
    Series 2003-AHL, Class B1.................................         5.10+          10/25/33       3,454         3,652,052
  Lease Investment Flight Trust
    Series 1, Class A1........................................         1.49+          07/15/31      19,200        14,208,000
  Long Beach Mortgage Loan Trust
    Series 2004-1, Class M9...................................         4.60+          02/25/34       7,500         7,252,733
    Series 2004-1, Class B*...................................         4.60           02/25/34       9,000         7,274,520
    Series 2003-4, Class M6...................................         5.10+          08/25/33       7,000         7,148,120
                                                                                                            ----------------

------------
See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- ------------------- ---------- ----------- ------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments -- (Unaudited)
January 31, 2004

                                                                                                 Principal
                                                                  Interest                        Amount           Value
                                                                    Rate              Maturity    (000s)         (Note 2)
---------------------------------------------------------------- ------------------- ---------- ----------- ------------------
---------------------------------------------------------------- ------------------- ---------- ----------- ------------------

                                                                                                                  21,675,373
                                                                                                            ----------------
  Master Asset Backed Securities Trust
    Series 2002-OPT1, Class M5................................         5.10+%         11/25/32  $    4,520  $      4,660,662
  Meritage Mortgage Loan Trust
    Series 2003-1, Class M6...................................         4.10+          11/25/33       1,000           970,313
    Series 2003-1, Class M7...................................         4.10+          11/25/33       2,980         2,514,375
                                                                                                            ----------------
                                                                                                                   3,484,688
                                                                                                            ----------------
  Metris Master Trust
    Series 2001-4A, Class A...................................         1.45+          08/20/08       5,000         4,956,570
  Novastar NIM Trust
    Series 2004-N1, Class N...................................         4.46           02/26/34       6,000         6,000,000
  Option One Mortgage Loan Trust
    Series 2004-1, Class M6...................................         4.60+          01/25/34       1,000           958,399
    Series 2004-1, Class M7*..................................         4.60+          01/25/34       4,800         4,120,502
                                                                                                            ----------------
                                                                                                                   5,078,901
                                                                                                            ----------------
  Renaissance Home Equity Loan Trust
    Series 2003-4, Class M5...................................         4.60+          03/25/33       2,000         2,000,000
  Residential Asset Mortgage Products, Inc.
    Series 2004-RS1, Class MII4...............................         2.90+          01/25/34       5,625         5,625,000
  Sharps SP I LLC Net Interest Margin Trust
    Series 2003-HE1N, Class N*................................         6.90           11/25/33       5,000         4,999,980
                                                                                                            ----------------

Total Asset-Backed Securities
         (Cost-- $155,211,968)................................                                                   155,889,274
                                                                                                            ----------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES -- 6.8%
Subordinated Collateralized Mortgage Obligations -- 6.8%
  Resix Financial Ltd.
    Series 2003-D, Class B7*..................................         6.86+          12/10/35       4,794         4,975,680
    Series 2003-C, Class B7*..................................         7.11+          09/10/35       4,978         5,234,900
                                                                                                            ----------------

Total Subordinated Collateralized Mortgage Obligations
         (Cost-- $10,180,441).................................                                                    10,210,580
                                                                                                            ----------------

Total Non-Agency Residential Mortgage Backed Securities
         (Cost-- $10,180,441).................................                                                    10,210,580
                                                                                                            ----------------

---------------------------------------------------------------- ------------------- ---------- ----------- ------------------
---------------------------------------------------------------- ------------------- ---------- ----------- ------------------

SHORT TERM INVESTMENTS -- 15.5%
Short Term Investments -- 15.5%
  Federal Home Loan Bank Discount Note
         (Cost-- $23,499,386).................................     0.97(a)%           02/02/04      23,500        23,499,386
                                                                                                            ----------------

---------------------------------------------------------------- ------------------- ---------- ----------- ------------------
---------------------------------------------------------------- ------------------- ---------- ----------- ------------------

------------
See notes to financial statements.


------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- ------------------- ---------- ----------- ------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments -- (Unaudited)
January 31, 2004

                                                                                                 Principal
                                                                  Interest                        Amount           Value
                                                                    Rate              Maturity    (000s)         (Note 2)
---------------------------------------------------------------- ------------------- ---------- ----------- ------------------
---------------------------------------------------------------- ------------------- ---------- ----------- ------------------

Total Investments -- 125.4%
         (Cost-- $188,891,795)................................                                                   189,599,240

Liabilities in Excess of Other Assets-- (25.4)%...............                                                   (38,436,245)
                                                                                                            ----------------

NET ASSETS-- 100.0%...........................................                                              $    151,162,995
                                                                                                            ================

---------------------------------------------------------------- ------------------- ---------- ----------- ------------------

*   -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
+   -- Variable Rate Security -- Interest Rate is in effect as of
       January 31, 2004.
(a) -- Zero Coupon Note -- Interest rate represents current yield to maturity.


------------
See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Assets and Liabilities-- (Unaudited)

January 31, 2004
----------------------------------------------------------------------------------------------------------------------


Assets:
  Investments in securities, at market (cost $188,891,795)(Note 2)...........................        $    189,599,240
  Cash.......................................................................................               1,212,173
  Interest receivable........................................................................                 233,907
                                                                                                     ----------------
      Total assets...........................................................................             191,045,321
                                                                                                     ----------------

Liabilities:
  Payable for investments purchased..........................................................              39,832,256
  Investment advisory fee payable (Note 3)...................................................                  24,902
  Accrued expenses and other liabilities.....................................................                  25,167
                                                                                                     ----------------
      Total liabilities......................................................................              39,882,325
                                                                                                     ----------------
Net Assets (equivalent to $10.07 per share based on 15,010,000 shares issued and
    outstanding).............................................................................        $    151,162,995
                                                                                                     ================

Composition of Net Assets:
  Capital stock, at par value ($.01) (Note 5)................................................        $         15,010
  Additional paid-in capital (Note 5)........................................................             150,084,990
  Accumulated undistributed net investment income............................................                 355,550
  Net unrealized appreciation................................................................                 707,445
                                                                                                     ----------------
  Net assets applicable to capital stock outstanding.........................................        $    151,162,995
                                                                                                     ================

------------
See notes to financial statements.


----------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Operations-- (Unaudited)

For the Period Ended January 31, 2004
----------------------------------------------------------------------------------------------------------------------

Investment Income (Note 2):
  Interest...................................................................................        $        407,120
                                                                                                     ----------------

Expenses:
  Investment advisory fee (Note 3)...........................................................                  51,570
  Accounting and tax services................................................................                   8,070
  Custodian..................................................................................                   6,536
  Insurance expense..........................................................................                   3,645
  Transfer agency............................................................................                   3,000
  Reports to shareholders....................................................................                   2,017
  Directors' fees............................................................................                   2,017
  Legal......................................................................................                   1,257
  Miscellaneous..............................................................................                     126
                                                                                                     ----------------
      Total operating expenses...............................................................                  78,238
      Less expenses waived (Note 3)..........................................................                 (26,668)
                                                                                                     ----------------
      Net expenses...........................................................................                  51,570
                                                                                                     ----------------
  Net investment income......................................................................                 355,550
                                                                                                     ----------------

Realized and Unrealized Gain (Loss) on Investments
  (Notes 2):
Net realized gain (loss) on investments......................................................                      --
Net change in unrealized appreciation on investments.........................................                 707,445
                                                                                                     ----------------
Net realized and unrealized gain on investments..............................................                 707,445
                                                                                                     ----------------
Net increase in net assets resulting from operations.........................................        $      1,062,995
                                                                                                     ================
----------

*   Commenced operations on December 17, 2003



------------
See notes to financial statements.


----------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Changes in Net Assets-- (Unaudited)

----------------------------------------------------------------------------------------------------------------------







                                                                                                 For the Period Ended
                                                                                                  January 31, 2004*
------------------------------------------------------------------------------------------------ ---------------------
------------------------------------------------------------------------------------------------ ---------------------
Increase (Decrease) in Net Assets Resulting from Operations:
  Net investment income......................................................................      $          355,550
  Net realized gain (loss) on investments....................................................                      --
  Net change in unrealized appreciation on investments.......................................                 707,445
                                                                                                   ------------------
  Net increase in net assets resulting from operations.......................................               1,062,995
                                                                                                   ------------------

Capital Stock Transactions (Note 5):
  Net proceeds from sale of shares (15,000,000 shares).......................................             150,000,000
                                                                                                   ------------------
  Net increase from capital stock transactions...............................................             150,000,000
                                                                                                   ------------------
  Total increase in net assets...............................................................             151,062,995
Net Assets:
  Beginning of period........................................................................                 100,000
                                                                                                   ------------------
  End of period (including undistributed net investment
    income of $355,550)......................................................................      $      151,162,995

----------

     *   Commenced operations on December 17, 2003

------------
See notes to financial statements.


----------------------------------------------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Financial Highlights-- (Unaudited)


                                                                                                        For the
                                                                                                     Period Ended
                                                                                                   January 31, 2004*
------------------------------------------------------------------------------------------------- --------------------
------------------------------------------------------------------------------------------------- --------------------

Per Share Operating Performance:
Net asset value, beginning of period.........................................................      $        10.00
                                                                                                   --------------
Net investment income........................................................................                0.02
Net realized and unrealized gain on investments..............................................                0.05
                                                                                                   --------------
Net increase in net asset value resulting from operations....................................                0.07
                                                                                                   --------------
Net asset value, end of period...............................................................      $        10.07
                                                                                                   ==============
Total Investment Return......................................................................                 0.70%(1)
                                                                                                  -

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000's)............................................................      $       151,163
Operating expenses...........................................................................                  0.62%(2)
Net expenses.................................................................................                  0.41%(2)
Net investment income........................................................................                  2.82%(2)
Portfolio turnover rate......................................................................                  1%(1)
----------

(1) Not Annualized
(2) Annualized

----------

    *    Commenced operations on December 17, 2003


------------
See notes to financial statements.

--------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
January 31, 2004



--------------------------------------------------------------------------------

1.  The Fund

Hyperion Collateralized Securities Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland corporation on November 4, 2003, and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on December 17, 2003. Prior to December 17, 2003, the Fund had no operations other than the sale and issuance of 10,000 of its common shares for $100,000 to Hyperion Capital Management, Inc. (the "Advisor").

The Fund's investment objective is to provide high income by predominantly investing in asset backed securities and mortgage backed securities. No assurance can be given that the Fund's investment objective will be met.

Offering costs of $71,500 will be paid by the Advisor and will not be charged to the Fund's capital.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.

Interest Income: Interest income recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Any paydown on mortgage-backed securities are treated as interest income.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
January 31, 2004



--------------------------------------------------------------------------------

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates.

As of January 31, 2004, there were no swap agreements outstanding.

3.  Management Agreement and Affiliated Transactions

The Management Agreement provides, among other things, that the Advisor will bear all expenses of its employees and overhead incurred in connection with its duties under the Management Agreement, and will pay all salaries of the Fund's directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Advisor. The Management Agreement provides that the Fund shall pay to the Advisor a monthly fee for its services which is equal to 0.41% for the Fund's five fiscal years and 0.40% for all subsequent years of the average weekly net asset value of the Fund.

The Advisor has agreed to waive 0.01% of its management fee, based on the Fund's average weekly net assets per annum, in the first five fiscal years after the Fund has paid $50,000 over and above the 0.40% portion of the management fee. The Advisor will pay the ongoing expenses of the Fund to the extent that such expenses exceed the

--------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
January 31, 2004



--------------------------------------------------------------------------------

management fee. During the period ended January 31, 2004, the Advisor earned $51,570 in investment advisory fees, of which the Adviser has waived $26,668 of its fee.

Under the Management Agreement, the Advisor will also serve as the administrator of the Fund. The Advisor entered into a sub-administration agreement with State Street Bank and Trust Company (the "Sub-Administrator"). The Advisor and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Advisor a monthly fee which is included as part of the monthly fee discussed above. The Advisor is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor.

4.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the period ended January 31, 2004, were $165,964,358 and $676,104 respectively.

At January 31, 2004, the cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

              Aggregate cost                          $    188,891,795
                                                        ================
              Gross unrealized appreciation           $        841,843
              Gross unrealized depreciation           $       (134,398)
                                                        ----------------
              Net unrealized appreciation             $        707,445
                                                        ================

5.  Capital Stock

There are 50 million shares of $0.001 par value common stock authorized. Of the 15,010,000 shares outstanding at January 31, 2004, the Advisor owned 8,425 shares.

--------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

--------------------------------------------------------------------------------

The following tables provide information concerning the directors and officers of the Hyperion Collateralized Securities Fund, Inc. (the "Fund").



                            Position(s) Held with                                                   Number of
                            Fund and Term of                                                        Portfolios in Fund
Name, Address               Office and Length of     Principal  Occupation(s)  During Past 5 Years  Complex Overseen
and Age                     Time Served              and Other Directorships Held by Director       by Director

--------------------------- ------------------------ ---------------------------------------------- ------------------
--------------------------- ------------------------ ---------------------------------------------- ------------------

Leo M. Walsh, Jr.           Director,  Chairman  of  Director    and/or    Trustee    of   several          5
  c/o One Liberty Plaza,    the Audit Committee      investmentcompanies  advised  by the  Advisor
  New York, New York                                 or   by   its   affiliates    (1989-Present);
  10006-1404                Elected Since Fund's     Financial   Consultant   for   Medco   Health
                            Inception*               Solutions Inc. (1994-2003).
  Age 71

Harald R. Hansen            Director, Member of the  Chief   Executive   Officer  of  First  Union          2
  c/o One Liberty Plaza,    Audit Committee          National  of  Georgia  in 1987.  Chairman  in
  New York, New York                                 1989 held position  until he retired in 1996.
  10006-1404                Elected Since Fund's     Executive  Vice  President  in  charge of the
                            Inception*               General  Banking Group of First National Bank
  Age 72                                             of  Georgia.  Director  of Atlanta  Symphony,
                                                     Midtown Alliance and U.S.  Disabled  Athletes
                                                     Fund.  Trustee and Vice Chairman of the Board
                                                     of  Oglethorpe  University;  President of the
                                                     Board of Trustees of  Asheville  School and a
                                                     Trustee  of the  Tull  Foundation.  Corporate
                                                     Boards  of  Magnet   Communication  Inc.  and
                                                     Wachovia Corp.

Clifford E. Lai             Director  and  Chairman  President     (1998-Present)     and    Chief          5
  c/o One Liberty Plaza,    of the Board             Investment   Officer   (1993-2002)   of   the
  New York, New York                                 Advisor;   Co-Chairman  (2003-  Present)  and
  10006-1404                Elected Since Fund's     Board  of  Managers  (1995-Present)  Hyperion
                            Inception*               GMAC Capital  Advisors,  LLC  (formerly  Lend
  Age 50                                             Lease Hyperion  Capital,  LLC);  President of
                                                     several  investment  companies advised by the
                                                     Advisor (1995-Present).


Officers of the Fund
Name, Address               Position(s)      Term of Office and
and Age                     Held with Fund   Length of Time Served  Principal Occupation(s) During Past 5 Years
--------------------------- ---------------- ---------------------- --------------------------------------------------
--------------------------- ---------------- ---------------------- --------------------------------------------------
John H. Dolan               President        Elected Since Fund's   Chief Investment  Strategist  (1998-Present)  and
  c/o One Liberty Plaza,                     Inception*             Chief   Investment   Officer   (since   2002)  of
  New York, New York                                                Hyperion Capital Management.
  10006-1404

 Age 50

Thomas F. Doodian           Treasurer        Elected Since Fund's   Managing   Director,   Chief  Operating   Officer
  c/o One Liberty Plaza,                     Inception*             (1998-  Present)  and  Director  of  Finance  and
  New York, New York                                                Operations   of   the   Advisor   (1995-Present);
  10006-1404                                                        Treasurer   of   several   investment   companies
                                                                    advised by the Advisor (1998-Present).
 Age 44


--------------------------------------------------------------------------------
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

--------------------------------------------------------------------------------

Officers of the Fund
Name, Address               Position(s)      Term of Office and
and Age                     Held with Fund   Length of Time Served  Principal Occupation(s) During Past 5 Years
--------------------------- ---------------- ---------------------- --------------------------------------------------
--------------------------- ---------------- ---------------------- --------------------------------------------------


Joseph Tropeano             Secretary        Elected Since Fund's   Director  and  Compliance  Officer of the Advisor
  c/o One Liberty Plaza,                     Inception*             (1993-Present);  Secretary and Compliance Officer
  New York, New York                                                of several  investment  companies  advised by the
  10006-1404                                                        Advisor (1994-Present);  Secretary and Compliance
                                                                    Officer,  Hyperion  GMAC  Capital  Advisors,  LLC
  Age 42                                                            (formerly  Lend  Lease  Hyperion  Capital,   LLC)
                                                                    (1995-Present);  Secretary and Compliance Officer
                                                                    of Hyperion  Strategic Bond Fund, Inc.  (formerly
                                                                    Lend Lease Hyperion  High-Yield CMBS Fund,  Inc.)
                                                                    (1998-Present);     Assistant    Secretary    and
                                                                    Compliance    Officer,    AIG    Hyperion    Inc.
                                                                    (1994-2002);   Vice   President  and   Compliance
                                                                    Officer, Hyperion Distributors, Inc. (1994-1998).
----------
*  Commenced operations on December 17, 2003



The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

--------------------------------------------------------------------------------
Officers & Directors
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


         John H. Dolan
         President

         Clifford E. Lai
         Director and Chairman of the Board

         Leo M. Walsh, Jr.*
         Director

         Harald R. Hansen*
         Director

         Thomas F. Doodian
         Treasurer and Assistant Secretary

         Joseph Tropeano
         Secretary and Assistant Treasurer

         ----------

         * Audit Committee Members

--------------------------------------------------------------------------------

                              [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

The accompanying financial statements as of January 31, 2004 were not audited and, accordingly, no opinion is expressed on them.

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

                  Hyperion Collateralized Securities Fund, Inc.
                                One Liberty Plaza
                            165 Broadway, 36th Floor
                             New York, NY 10006-1404

Item 2. Code of Ethics.

        The information required by this Item is only required in an annual report.

Item 3. Audit Committee Financial Expert.

         The information required by this Item is only required in an annual report.

Item 4. Principal Accountant Fees and Services.

         The information required by this Item is only required in an annual report.

Item 5. Audit Committee of Listed Registrants.

         Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        This Item is not applicable as the Registrant invested exclusively in non-voting securities during the period covered by this report.

Item 8.  Purchases of Equity  Securities  by  Closed-End  Management  Investment
           Company and Affiliated Purchasers.

         Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) None.

   (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

     (3) None.

(b)      Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION COLLATERALIZED SECURITIES FUND, INC.


By:  /s/Clifford E. Lai
        ---------------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  April 5, 2004

     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/Clifford E. Lai
        ---------------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  April 5, 2004

By: /s/ Thomas F. Doodian
        ----------------------------
        Thomas F. Doodian
        Treasurer and Principal Financial Officer

Date:  April 5, 2004